Other Income and Other Expense (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement
The following is a detail of the major income classifications that are included in other income under non-interest
income on the income statement for the year ended December 31:

Other Income	2021	2020	2019
BOLI Insurance	$517	$506	$471
Mortgage Loan Origination Income	1,305	1,310	320
Other Income	1,208	857	1,224

Total Other Income	$3,030	$2,673	$2,015

Major Expense Classifications Comprising of Other Expense Line Item in Income Statement
The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the years ended December 31:

Other Operating Expense	2021	2020	2019
Advertising	$573	$642	$551
Office supplies	1,007	1,171	973
Professional fees	1,039	1,027	1,668
FDIC and state assessment	879	669	274
Technology expense	520	578	501
Postage and freight	618	548	(49)
Loan collection expense	89	236	286
Other losses	295	291	73
Debit card/ATM expense	733	612	551
Write down on OREO	914	230	—
Other expenses	2,172	2,356	2,602

Total Other Expense	$8,839	$8,360	$7,430